Stock-based Compensation - Schedule of Performance Stock Units Vesting Percentage (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	100.00%
Stock Options [Member] | Minimum Number of Accessions Processed, Billed and Collected in Fiscal 2016 [Member] | 2013 Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	25.00%
Stock Options [Member] | Minimum Revenues from Contracts with Pharmaceutical Companies in Fiscal 2016 [Member] | 2013 Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	20.00%
Stock Options [Member] | Attainment of a Sustainable Positive GAAP Gross Margin by December 31, 2016 [Member] | 2013 Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	25.00%
Stock Options [Member] | Minimum Operating Cash on-Hand at December 31, 2016, with no More than One Interim Dilutive Equity Financing Event [Member] | 2013 Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting	30.00%
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting		100.00%
RSUs [Member] | Minimum Revenue in 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting		25.00%
RSUs [Member] | Maximum EBITDA Loss in 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting		15.00%
RSUs [Member] | Attainment of Financial Plan for Fiscal 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting		20.00%
RSUs [Member] | Minimum Value of Strategic Agreements by December 31, 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting		20.00%
RSUs [Member] | Implementation of Four New Diagnostic Test Panels by December 31, 2015 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting		20.00%